Disclosure of detailed information about reconciliation of income tax expense at the statutory rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Major components of tax expense (income) [abstract]
Income (loss) from continuing operations before income taxes	$ (5,875)	$ 27,777
Statutory rate	29.00%	29.00%
Tax calculated at statutory rate	$ (1,704)	$ 8,055
Non-deductible (non-taxable) items	3,742	742
Difference between current and future tax rates	281	74
Benefit of deductible temporary differences not recognized	1,349	(3,165)
Other	(39)	(53)
Income tax expense per financial statements	$ 3,629	$ 5,653